Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Leases Disclosure [Line Items]
2018	¥ 16,840
2019	11,598
2020	8,522
2021	5,110
2022	3,181
Thereafter	3,025
Total minimum lease payments	48,276
Less-Amount representing interest	4,409
Present value of net minimum lease payments	43,867
Less-Amounts representing estimated executory costs	3,869
Net minimum lease payments	39,998
Less-Current obligation	14,430	¥ 14,711
Long-term capital lease obligations	¥ 25,568	¥ 27,630